CIK 794685

NYSE Group

06061051

RECD S.E.C.
NOV 13 2006
1086

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1-9234

November 13, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 15 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Gabelli Equity Trust Inc., 6.20% Series F Cumulative Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 13, 2006. Tentative listing date – November 15, 2006.

Sincerely,

Paras Madho